SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES
                        OF EACH OF THE LISTED PORTFOLIOS:

================================================================================

DWS Investments VIT Funds

DWS Equity 500 Index VIP
DWS Small Cap Index VIP

================================================================================

 DWS Variable Series I

 DWS Bond VIP
 DWS Capital Growth VIP
 DWS Global Opportunities VIP
 DWS Growth & Income VIP
 DWS Health Care VIP
 DWS International VIP
================================================================================

 DWS Variable Series II

 DWS Balanced VIP                         DWS International Select Equity VIP
 DWS Blue Chip VIP                        DWS Janus Growth & Income VIP
 DWS Conservative Allocation VIP          DWS Large Cap Value VIP
 DWS Core Fixed Income VIP                DWS Mid Cap Growth VIP
 DWS Davis Venture Value VIP              DWS Moderate Allocation VIP
 DWS Dreman High Return Equity VIP        DWS Money Market VIP
 DWS Dreman Small Mid Cap Value VIP       DWS Small Cap Growth VIP
 DWS Global Thematic VIP                  DWS Strategic Income VIP
 DWS Government & Agency Securities VIP   DWS Technology VIP
 DWS Growth Allocation VIP                DWS Turner Mid Cap Growth VIP
 DWS High Income VIP


The following information replaces similar disclosure regarding the schedule for posting portfolio holdings in the "Other Policies and Risks -- For more information" section of each portfolio's prospectuses:

A complete list of each portfolio's portfolio holdings is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent postings of portfolio holdings may be made from time to time on www.dws-investments.com.






               Please Retain This Supplement for Future Reference






                                                                     [Logo]DWS
                                                                   INVESTMENTS
                                                           Deutsche Bank Group
October 27, 2008
VS-3614